UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: March 31, 2018
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Advisors Series Trust
615 E. Michigan St., 2nd Floor
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Chase Growth Fund - Class N Shares
Chase Growth Fund - Institutional Class Shares

3.		Investment Company Act File Number:		811-07959

		Securities Act File Number:		333-17391

4(a).	Last day of fiscal year for which this Form is filed:
September 30, 2016

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$11,777,394

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$19,436,635

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$778,240,495

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$797,677,130

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$0

	(vi)	Redemption credits available for use in future years		$(785,899,736)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.0001159

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : _________. if there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :_________.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

		Method of Delivery:

		[ ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Douglas G. Hess
Douglas G. Hess
President

Date	12/22/2016

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: March 31, 2018
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Advisors Series Trust
615 E. Michigan St., 2nd Floor
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Chase Mid-Cap Growth Fund - Class N Shares
Chase Mid-Cap Growth Fund - Institutional Class Shares

3.		Investment Company Act File Number:		811-07959

		Securities Act File Number:		333-17391

4(a).	Last day of fiscal year for which this Form is filed:
September 30, 2016

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$3,313,554

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$7,244,013

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$9,062,625

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$16,306,638

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$0

	(vi)	Redemption credits available for use in future years		$(12,993,084)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.0001159

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here :_________. if there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :_________.		.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

		Method of Delivery:

		[ ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Douglas G. Hess
Douglas G. Hess
President

Date	12/22/2016

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: March 31, 2018
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Advisors Series Trust
615 E. Michigan St., 2nd Floor
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Poplar Forest Cornerstone Fund - Class A
Poplar Forest Cornerstone Fund - Institutional Class

3.		Investment Company Act File Number:		811-07959

		Securities Act File Number:		333-17391

4(a).	Last day of fiscal year for which this Form is filed:
September 30, 2016

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$11,471,587

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$554,651

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$554,651

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$10,916,936

	(vi)	Redemption credits available for use in future years		$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.0001159

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$1,265.27

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : _________. if there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :_________.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	1,265.27

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:				12/22/2016

		Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Douglas G. Hess
Douglas G. Hess
President

Date	12/21/16

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: March 31, 2018
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Advisors Series Trust
615 E. Michigan St., 2nd Floor
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Poplar Forest Outliers Fund - Class A
Poplar Forest Outliers Fund - Institutional Class

3.		Investment Company Act File Number:		811-07959

		Securities Act File Number:		333-17391

4(a).	Last day of fiscal year for which this Form is filed:
September 30, 2016

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$1,702,806

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$1,871,417

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$1,871,417

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$0

	(vi)	Redemption credits available for use in future years		$(168,611)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.0001159

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : _________. if there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :_________.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:				N/A

		Method of Delivery:

		[ ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Douglas G. Hess
Douglas G. Hess
President

Date	12/21/16

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: March 31, 2018
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Advisors Series Trust
615 E. Michigan St., 2nd Floor
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Poplar Forest Partners Fund - Class A
Poplar Forest Partners Fund - Institutional Class

3.		Investment Company Act File Number:		811-07959

		Securities Act File Number:		333-17391

4(a).	Last day of fiscal year for which this Form is filed:
September 30, 2016

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$150,274,393

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$144,264,378

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$144,264,378

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$6,010,015

	(vi)	Redemption credits available for use in future years		$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.0001159

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$696.56

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : _________. if there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :_________.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	696.56

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:				12/22/2016

		Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Douglas G. Hess
Douglas G. Hess
President

Date	12/21/16

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: March 31, 2018
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Advisors Series Trust
615 E. Michigan St., 2nd Floor
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Scharf Fund - Institutional Class
Scharf Fund - Retail Class

3.		Investment Company Act File Number:		811-07959

		Securities Act File Number:		333-17391

4(a).	Last day of fiscal year for which this Form is filed:
September 30, 2016

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$280,858,570

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$122,626,762

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$122,626,762

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$158,231,808

	(vi)	Redemption credits available for use in future years		$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.01159%

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$18,339.07

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : _________. if there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :_________.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	18,339.07

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:				12/22/16

		Method of Delivery:

		[X]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Douglas G. Hess
Douglas G. Hess
President

Date	December 20, 2016

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: March 31, 2018
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Advisors Series Trust
615 E. Michigan St., 2nd Floor
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Scharf Balanced Opportunity Fund - Institutional Class
Scharf Balanced Opportunity Fund - Retail Class

3.		Investment Company Act File Number:		811-07959

		Securities Act File Number:		333-17391

4(a).	Last day of fiscal year for which this Form is filed:
September 30, 2016

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):			$21,047,747

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$9,851,137

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:	$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$9,851,137

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			$11,196,610

	(vi)	Redemption credits available for use in future years	$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):		X	0.01159%

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):	=		$1,297.69

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : _________. if there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :_________.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

				+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				=$	1,297.69

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:			12/22/16

		Method of Delivery:

		[X] Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Douglas G. Hess
Douglas G. Hess
President

Date	December 20, 2016

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: March 31, 2018
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Advisors Series Trust
615 E. Michigan St., 2nd Floor
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Scharf Global Opportunity Fund

3.		Investment Company Act File Number:		811-07959

		Securities Act File Number:		333-17391

4(a).	Last day of fiscal year for which this Form is filed:
September 30, 2016

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$9,235,749

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$1,969,545

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$1,969,545

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$7,266,204

	(vi)	Redemption credits available for use in future years		$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.01159%

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$842.15

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : _________. if there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :_________.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	842.15

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:				12/22/16

		Method of Delivery:

		[X]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Douglas G. Hess
Douglas G. Hess
President

Date	December 20, 2016

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: March 31, 2018
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Advisors Series Trust
615 E. Michigan St., 2nd Floor
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Scharf Alpha Opportunity Fund

3.		Investment Company Act File Number:		811-07959

		Securities Act File Number:		333-17391

4(a).	Last day of fiscal year for which this Form is filed:
September 30, 2016

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$25,085,269

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$349,428

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$349,428

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$24,735,841

	(vi)	Redemption credits available for use in future years		$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.01159%

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$2,866.88

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : _________. if there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here :_________.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	2,866.88

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:				12/22/16

		Method of Delivery:

		[X]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Douglas G. Hess
Douglas G. Hess
President

Date	December 20, 2016

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: March 31, 2018
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Advisors Series Trust
615 E. Michigan St., 2nd Floor
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Shenkman Floating Rate High Income Fund - Institutional Class

3.		Investment Company Act File Number:		811-07959

		Securities Act File Number:		333-17391

4(a).	Last day of fiscal year for which this Form is filed:
September 30, 2016

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$22,046,220

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$39,295,337

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			-$	39,295,337

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$0

	(vi)	Redemption credits available for use in future years		$(17,249,117)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			x	0.0001159

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):			=$	0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : _________. if there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : _________

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

		Method of Delivery:

		[ ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Doug Hess

President

Date	12/20/2016

* Please print the name and title of the signing officer below the signature.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: March 31, 2018
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Advisors Series Trust
615 E. Michigan St., 2nd Floor
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Shenkman Short Duration High Income Fund - Class A
Shenkman Short Duration High Income Fund - Class C
Shenkman Short Duration High Income Fund - Class F
Shenkman Short Duration High Income Fund - Institutional Class

3.		Investment Company Act File Number:	811-07959

		Securities Act File Number:	333-17391

4(a).	Last day of fiscal year for which this Form is filed:
September 30, 2016

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$204,003,660

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$79,930,996

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			-$	79,930,996

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$124,072,664

	(vi)	Redemption credits available for use in future years		$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			x	0.0001159

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):			=$	14,380.02

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : _________. if there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : _________.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	14,380.02

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 12/27/16

		Method of Delivery:

		[x]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Doug Hess

President

Date	12/20/2016

* Please print the name and title of the signing officer below the signature.